Investment property	6 Months Ended
Dec. 31, 2025
Investment property
Investment property

16Investment property

Total
£’000
At 1 July 2025
Cost	32,193
Accumulated depreciation and impairment	(12,760)
Net book amount	19,433
Six months ended 31 December 2025
Opening net book amount	19,433
Depreciation charge	(139)
Closing net book amount	19,294
At 31 December 2025
Cost	32,193
Accumulated depreciation and impairment	(12,899)
Net book amount	19,294

At 1 July 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Six months ended 31 December 2024
Opening net book amount	19,713
Depreciation charge	(140)
Closing net book amount	19,573
At 31 December 2024
Cost	32,193
Accumulated depreciation and impairment	(12,620)
Net book amount	19,573

Investment properties were externally valued as of 30 June 2025 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Global Standards 2017 on the basis of Fair Value (as defined in the Standards). The fair value of investment properties as of 30 June 2025 was £40,855,000. Management has considered the carrying amount of investment property as of 31 December 2025 and concluded that, as there are no indicators of impairment, an impairment test is not required.

Fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.